FINANCIAL RISK MANAGEMENT - Schedule of liquidity risk (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 3,488,274	$ 4,981,116	$ 152,168
Lease payments	5,001,362
Convertible debt	9,247,361
Consideration payable - current portion	846,256	$ 1,375,268	$ 0
Notes and other borrowings	21,694,217
Total	40,277,468
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	3,488,274
Lease payments	6,604,460
Convertible debt	9,247,361
Consideration payable - current portion	846,256
Notes and other borrowings	21,694,217
Total	41,880,568
Under 1 year
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	3,488,274
Lease payments	1,701,024
Convertible debt	8,111,296
Consideration payable - current portion	846,256
Notes and other borrowings	21,326,184
Total	35,473,034
1-3 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Lease payments	3,166,875
Convertible debt	1,136,065
Consideration payable - current portion	0
Notes and other borrowings	68,854
Total	4,371,794
3-5 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Lease payments	1,736,561
Convertible debt	0
Consideration payable - current portion	0
Notes and other borrowings	58,456
Total	1,795,017
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Lease payments	0
Convertible debt	0
Consideration payable - current portion	0
Notes and other borrowings	366,845
Total	$ 366,845